LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2015
LONG-TERM INVESTMENTS [Abstract]
LONG-TERM INVESTMENTS
8.	LONG-TERM INVESTMENTS

The Group's long-term investments consist of the following:

	As of December 31,
	2014	2015
Cost method investments	$-	$-
Equity method investments	-	2,003,615
Available-for-sale securities (Note 3)	-	2,769,194
	$-	$4,772,809

Cost method investments

(a)	In February 2012, the Company acquired certain preferred shares in U4iA Games, Inc. ("U4iA"), a developer and publisher of a free-to-play, console-quality, browser-based first person shooter game for $2 million in cash. The holder of such preferred shares is entitled to the number of votes equal to the number of share of common stock into which the preferred shares could be converted. The acquired preferred shares would entitle the Company approximately 2.4% of the total voting rights as of the acquisition date if all related shares were converted. As the Company had no significant influence over U4iA, this investment was accounted for using the cost method.

Since the completion of this investment, U4iA has been in a continuous loss-making position and failed to create the type of profit generating business that was contemplated at the time of the Company's investment. As a result, the Company recorded a full impairment loss of $2 million in the year ended December 31, 2013 since it did not expect any positive cash flows from the investment in U4iA in the future and had no intention to hold this investment for recovery.

(b)	In October 2012, the Company acquired certain preferred shares in Meteor Entertainment Inc. ("Meteor"), a developer and publisher of a free-to-play first person shooter game for $2 million in cash. The holder of such preferred shares is entitled to the number of share of common stock into which the preferred shares could be converted. The acquired preferred shares would entitle the Company approximately 2.5% and 1.2% of the total voting rights as of the acquisition date and as of the end of 2013 after further issuance of shares to other holders, respectively, if all related shares were converted. As the Company had no significant influence over Meteor, this investment was accounted for using the cost method.

Since the completion of this investment, Meteor has been in a continuous loss-making position and failed to create the type of profit-generating business that was contemplated at the time of the Company's investment. As a result, the Company recorded a full impairment loss of $2 million in the year ended December 31, 2014 since it did not expect any positive cash flows from the investment in Meteor in the future and had no intention to hold this investment for recovery.

Equity method investments

(a)	In January 2015, the Company and two individuals, Bai Yanyan (“Bai”) and Chen Wei (“Chen”) entered into an agreement to establish a new company, KongZhong Galaxy (Tianjin) Culture Media Co., Ltd. (“KongZhong Galaxy”) which is principally engaged in film production and investment. The Company paid a capital contribution of $0.3 million, which represented a 35% equity ownership interest in KongZhong Galaxy. The Company has significant influence but does not have control over KongZhong Galaxy. Accordingly the Company recorded its interest in KongZhong Galaxy as an equity method investment. For the year ended December 31, 2015, the Company recorded in the consolidated statement of comprehensive income its share of loss of $0.41 million, of which $0.3 million reduced the carrying amount of the investment to zero and the remaining $0.1 million was adjusted to the balance of the loans extended to KongZhong Galaxy (Note 25).

(b)	In March 2015, the Company entered into an equity purchase agreement with the owner of Shanghai Magic Wing Network Technology Co., Ltd. ("Magic Wing"), a company engaged in internet games development. The Company purchased a 21.05% equity ownership interest in Magic Wing for a cash consideration of $1.2 million. The Company has significant influence but does not have control over Magic Wing. Accordingly the Company recorded its interest in Magic Wing as an equity method investment. The Company recorded its share of the loss of $0.23 million for the year ended December 31, 2015.

(c)	In 2015, the Company invested $1.0 million, representing a 12.8% ownership in F50 Ventures Fund, L.P. ("F50"), which is a Cayman Islands exempted limited partnership. F50 invests in companies in consumer mobile, enterprise, cloud computing and big data, gaming, smart hardware, robotics, IoT and wearable industries, in order to generate investment returns. As of December 31, 2015, the Company accounted for the investment using equity method and recognized its share of loss of $0.003 million for the year ended December 31, 2015.